Unsecured Senior Notes (Tables)	12 Months Ended
May 31, 2021
Debt Instruments [Abstract]
Summary of unsecured senior notes
A summary of the unsecured senior notes as of May 31, 2021 is as follows:

	As of May 31, 2021	Effective interest rate
	US$
Carrying amount of US$300,000, 2.125% notes due 2025	297,631	2.35%
Unamortized debt discounts, accrued interest expenses and debt issuance costs	2,369

Total principal amount of the unsecured senior notes	300,000